Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following tables and charts provide information about the relationship between the compensation actually paid to our NEOs and certain financial performance of the Company. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with the Company’s performance, see “Executive Compensation – Compensation Discussion and Analysis.”
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)	Adjusted EBITDA as a Percent of Net Sales(7)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$10,328,625	$18,801,457	$2,312,882	$3,355,925	$129.88	$151.49	$673	36.5%
2022	$9,201,698	$11,986,411	$2,058,559	$2,319,966	$91.28	$121.99	$531	34.7%
2021	$8,528,568	$5,085,371	$2,103,967	$1,548,849	$78.11	$146.98	$442	35.1%
2020	$1,317,057	($2,804,974)	$1,479,690	$1,077,502	$90.91	$120.68	$299	35.2%
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Graziosi (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Graziosi, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Graziosi during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Graziosi’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO
2023	$10,328,625	($6,200,095)	$14,672,927	$—	$—	$18,801,457
2022	$9,201,698(c)	($5,719,139)(c)	$8,503,852	$—	$—	$11,986,411
2021	$8,528,568	($4,896,573)	$1,453,376	$—	$—	$5,085,371
2020	$1,317,057	$—	($4,122,031)	$—	$—	($2,804,974)
(a)	The dollar amounts in this column represent the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition or subtraction, as applicable, of the following:
(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)
the change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;
(iv)	for awards granted in prior years that vest in the applicable year, the change as of the vesting date (from the end of the prior fiscal year) in fair value;
(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value of such awards at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. No dividends or other earnings on outstanding stock or option awards were paid prior to vesting.

(c)
These amounts reflect the corrections to the grant date fair values of the stock option awards and the RSUs granted to Mr. Graziosi during 2022, as described in footnote 7 to the Summary Compensation Table.

The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year-End Fair Value of Equity Awards Granted in the Applicable Year	Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Change in Fair Value as of the Vesting Date (from the Prior Year- End) of Equity Awards Granted in Prior Years that Vested in the Applicable Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year	Total Equity Award Adjustments
2023	$8,275,740	$5,967,971	$—	$429,216	$—	$14,672,927
2022	$6,662,493	$1,835,840	$—	$5,519	$—	$8,503,852
2021	$3,136,301	($1,682,925)	$—	$—	$—	$1,453,376
2020	$—	($3,991,488)	$—	($130,543)	$—	($4,122,031)
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding Mr. Graziosi, who has served as our CEO since 2018) in the “Total” column of the Summary Compensation Table in each applicable year. Our non-PEO NEOs included the following individuals:

Year	Non-PEO NEOs
2023	Messrs. Bohley, Coll, Scroggins and Ms. van Niekerk
2022	Messrs. Bohley, Coll, Scroggins and Ms. van Niekerk
2021	Messrs. Bohley, Coll and Scroggins, Michael A. Dick and Randall R. Kirk
2020	Messrs. Bohley, Coll, Dick and Kirk
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to such NEOs as a group (excluding Mr. Graziosi), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group (excluding Mr. Graziosi) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for such NEOs as a group (excluding Mr. Graziosi) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits(b)	Average Pension Benefit Adjustments(c)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,312,882	($755,560)	$1,813,551	$(21,349)	$6,401	$3,355,925
2022	$2,058,559	($688,134)	$940,087	$—	$9,453	$2,319,966
2021	$2,103,967	($656,843)	$89,806	($13,084)	$25,003	$1,548,849
2020	$1,479,690	($583,395)	$266,261	($110,964)	$25,910	$1,077,502
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year-End Fair Value of Equity Awards Granted in the Applicable Year	Year-over- Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Average Change in Fair Value as of the Vesting Date (from the Prior Year-End) of Equity Awards Granted in Prior Years that Vested in the Applicable Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year	Total Average Equity Award Adjustments
2023	$1,008,406	$697,751	$—	$119,996	($12,602)	$1,813,551
2022	$785,805	$189,191	$—	$23,709	($58,618)	$940,087
2021	$420,284	($299,192)	$9,616	$15,317	($56,219)	$89,806
2020	$539,468	($235,510)	$—	($37,697)	$—	$266,261
(b)
The amounts included in this column are the amounts reported in the “Change in Pension Value” column of the Summary Compensation Table for each applicable year. Refer to “Executive Compensation – Summary Compensation Table.”

(c)
The total pension benefit adjustments for each applicable year include the actuarially determined present value of the benefit received by each of the Non-PEO NEOs for services rendered by such persons during the applicable year. There were no amendments to any pension plans during any of the covered years.

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Donaldson Company, Inc., Graco Inc., Roper Technologies, Inc., Gentex Corporation, Rockwell Automation, Inc. and Sensata Technologies Holding PLC, which was the same peer group utilized in our performance graph included in Part II, Item 5., “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities” in our Annual Report on Form 10-K for the year ended December 31, 2023.

(7)
Adjusted EBITDA as a percent of net sales is defined as earnings before interest expense, income tax expense, amortization of intangible assets, depreciation of property, plant & equipment and other adjustments as defined by our senior secured credit facility, plus, if applicable, adjustments for non-operating activities and/or transactions, such as non-operating legal expenses and/or settlements and capital markets transaction costs, divided by net sales. For a reconciliation of Adjusted EBIDTA as a percent of net sales to Net income as a percent of net sales, please see Part II, Item 7., “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Key Components of our Results of Operations—Non-GAAP Financial Measures” in our Annual Report on Form 10-K for the year ended December 31, 2023.

Company Selected Measure Name	Adjusted EBITDA as a percent of net sales
Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Graziosi (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding Mr. Graziosi, who has served as our CEO since 2018) in the “Total” column of the Summary Compensation Table in each applicable year. Our non-PEO NEOs included the following individuals:

Year	Non-PEO NEOs
2023	Messrs. Bohley, Coll, Scroggins and Ms. van Niekerk
2022	Messrs. Bohley, Coll, Scroggins and Ms. van Niekerk
2021	Messrs. Bohley, Coll and Scroggins, Michael A. Dick and Randall R. Kirk
2020	Messrs. Bohley, Coll, Dick and Kirk

Peer Group Issuers, Footnote
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Donaldson Company, Inc., Graco Inc., Roper Technologies, Inc., Gentex Corporation, Rockwell Automation, Inc. and Sensata Technologies Holding PLC, which was the same peer group utilized in our performance graph included in Part II, Item 5., “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities” in our Annual Report on Form 10-K for the year ended December 31, 2023.

PEO Total Compensation Amount	$ 10,328,625	$ 9,201,698	$ 8,528,568	$ 1,317,057
PEO Actually Paid Compensation Amount	$ 18,801,457	11,986,411	5,085,371	(2,804,974)
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Graziosi, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Graziosi during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Graziosi’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO
2023	$10,328,625	($6,200,095)	$14,672,927	$—	$—	$18,801,457
2022	$9,201,698(c)	($5,719,139)(c)	$8,503,852	$—	$—	$11,986,411
2021	$8,528,568	($4,896,573)	$1,453,376	$—	$—	$5,085,371
2020	$1,317,057	$—	($4,122,031)	$—	$—	($2,804,974)
(a)	The dollar amounts in this column represent the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition or subtraction, as applicable, of the following:
(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)
the change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;
(iv)	for awards granted in prior years that vest in the applicable year, the change as of the vesting date (from the end of the prior fiscal year) in fair value;
(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value of such awards at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. No dividends or other earnings on outstanding stock or option awards were paid prior to vesting.

(c)
These amounts reflect the corrections to the grant date fair values of the stock option awards and the RSUs granted to Mr. Graziosi during 2022, as described in footnote 7 to the Summary Compensation Table.

The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year-End Fair Value of Equity Awards Granted in the Applicable Year	Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Change in Fair Value as of the Vesting Date (from the Prior Year- End) of Equity Awards Granted in Prior Years that Vested in the Applicable Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year	Total Equity Award Adjustments
2023	$8,275,740	$5,967,971	$—	$429,216	$—	$14,672,927
2022	$6,662,493	$1,835,840	$—	$5,519	$—	$8,503,852
2021	$3,136,301	($1,682,925)	$—	$—	$—	$1,453,376
2020	$—	($3,991,488)	$—	($130,543)	$—	($4,122,031)

Non-PEO NEO Average Total Compensation Amount	$ 2,312,882	2,058,559	2,103,967	1,479,690
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,355,925	2,319,966	1,548,849	1,077,502
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to such NEOs as a group (excluding Mr. Graziosi), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group (excluding Mr. Graziosi) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for such NEOs as a group (excluding Mr. Graziosi) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits(b)	Average Pension Benefit Adjustments(c)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,312,882	($755,560)	$1,813,551	$(21,349)	$6,401	$3,355,925
2022	$2,058,559	($688,134)	$940,087	$—	$9,453	$2,319,966
2021	$2,103,967	($656,843)	$89,806	($13,084)	$25,003	$1,548,849
2020	$1,479,690	($583,395)	$266,261	($110,964)	$25,910	$1,077,502
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year-End Fair Value of Equity Awards Granted in the Applicable Year	Year-over- Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Average Change in Fair Value as of the Vesting Date (from the Prior Year-End) of Equity Awards Granted in Prior Years that Vested in the Applicable Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year	Total Average Equity Award Adjustments
2023	$1,008,406	$697,751	$—	$119,996	($12,602)	$1,813,551
2022	$785,805	$189,191	$—	$23,709	($58,618)	$940,087
2021	$420,284	($299,192)	$9,616	$15,317	($56,219)	$89,806
2020	$539,468	($235,510)	$—	($37,697)	$—	$266,261
(b)
The amounts included in this column are the amounts reported in the “Change in Pension Value” column of the Summary Compensation Table for each applicable year. Refer to “Executive Compensation – Summary Compensation Table.”

(c)
The total pension benefit adjustments for each applicable year include the actuarially determined present value of the benefit received by each of the Non-PEO NEOs for services rendered by such persons during the applicable year. There were no amendments to any pension plans during any of the covered years.

Compensation Actually Paid vs. Total Shareholder Return
The compensation actually paid to Mr. Graziosi in 2020 was negative because he did not receive an equity grant in 2019 or 2020. During 2019 and 2020, his only outstanding and unvested equity award was from 2018 when he assumed the CEO role. For further information, see “Executive Compensation – Compensation Discussion and Analysis – 2018 CEO and CFO Transition and Related Compensation Decisions” in our Proxy Statement for the year ended December 31, 2018. With this exception, the compensation actually paid to Mr. Graziosi and the average compensation actually paid to the Non-PEO NEOs was generally aligned with our cumulative TSR. In 2020 and 2021, there was a decrease in our TSR, and in both years, the compensation actually paid to our PEO and Non-PEO NEOs was less than the total compensation reported in the Summary Compensation Table. In 2022 and 2023, there was an increase in our TSR, and the compensation actually paid was more than the total compensation reported in the Summary Compensation Table. In years our TSR was down, the compensation actually paid was less than the total compensation calculated using the grant date fair values reported in the Summary Compensation Table, and in the years our TSR was up, the compensation actually paid was more than the total compensation calculated using the grant date fair values reported in the Summary Compensation Table.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net income
The compensation actually paid to Mr. Graziosi and the average compensation actually paid to the Non-PEO NEOs was aligned with our Net income over the four-year period. Both the Net income and compensation actually paid increased over the four-year period. While we do not use Net income as a performance measure in our overall executive compensation program, the measure of Net income is correlated with the measure Adjusted EBITDA as a percent of net sales, which we do use when setting goals for the IComp program.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA as a Percent of Net Sales
We utilize Adjusted EBITDA as a percent of net sales when setting goals in the IComp program. The Adjusted EBITDA as a percent of net sales performance metric for the IComp program is weighted at 30%. The compensation actually paid to Mr. Graziosi and the average compensation actually paid to the Non-PEO NEOs was aligned with our Adjusted EBITDA as a percent of net sales in 2023, as both increased during 2023. The compensation actually paid to Mr. Graziosi and the average compensation actually paid to the Non-PEO NEOs appears to be misaligned with our Adjusted EBITDA as a percent of net sales for 2020, 2021 and 2022; however, achievement against the annual target for the IComp program increased each year. The target Adjusted EBITDA as a percent of net sales was decreased from 36.6% in 2020, to 35.1% in 2021 and 34.02% in 2022 in anticipation of business changes during those years. We experienced increasing costs that impacted our margins during that timeframe, including labor, commodities and freight costs due to the COVID-19 pandemic. Additionally, engineering research and development and capital expenditures increased as we invested in programs to enhance our conventional portfolio and develop a portfolio of electric propulsion solutions, which impacted our margins but positioned us for longer term revenue growth. For further information regarding the IComp program, see “Executive Compensation – Compensation Discussion and Analysis – 2023 Compensation Decisions – Annual Performance-Based Compensation” above.

Total Shareholder Return Vs Peer Group
The compensation actually paid to Mr. Graziosi in 2020 was negative because he did not receive an equity grant in 2019 or 2020. During 2019 and 2020, his only outstanding and unvested equity award was from 2018 when he assumed the CEO role. For further information, see “Executive Compensation – Compensation Discussion and Analysis – 2018 CEO and CFO Transition and Related Compensation Decisions” in our Proxy Statement for the year ended December 31, 2018. With this exception, the compensation actually paid to Mr. Graziosi and the average compensation actually paid to the Non-PEO NEOs was generally aligned with our cumulative TSR. In 2020 and 2021, there was a decrease in our TSR, and in both years, the compensation actually paid to our PEO and Non-PEO NEOs was less than the total compensation reported in the Summary Compensation Table. In 2022 and 2023, there was an increase in our TSR, and the compensation actually paid was more than the total compensation reported in the Summary Compensation Table. In years our TSR was down, the compensation actually paid was less than the total compensation calculated using the grant date fair values reported in the Summary Compensation Table, and in the years our TSR was up, the compensation actually paid was more than the total compensation calculated using the grant date fair values reported in the Summary Compensation Table.

Tabular List, Table
Financial Performance Measures
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program reflects a pay-for-performance philosophy. The metrics that we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures we used to link executive compensation actually paid to our PEO and Non-PEO NEOs, for the most recently completed fiscal year, to our performance are as follows:
•	Net Sales
•	Adjusted Free Cash Flow
•	Adjusted EBITDA as a Percent of Net Sales
•	Relative TSR (our TSR as compared to the peer group described in section “Executive Compensation – Compensation Discussion and Analysis”)

Total Shareholder Return Amount	$ 129.88	91.28	78.11	90.91
Peer Group Total Shareholder Return Amount	151.49	121.99	146.98	120.68
Net Income (Loss)	$ 673,000,000	$ 531,000,000	$ 442,000,000	$ 299,000,000
Company Selected Measure Amount	0.365	0.347	0.351	0.352
PEO Name	Mr. Graziosi	Mr. Graziosi	Mr. Graziosi	Mr. Graziosi
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA as a Percent of Net Sales
Non-GAAP Measure Description
(7)
Adjusted EBITDA as a percent of net sales is defined as earnings before interest expense, income tax expense, amortization of intangible assets, depreciation of property, plant & equipment and other adjustments as defined by our senior secured credit facility, plus, if applicable, adjustments for non-operating activities and/or transactions, such as non-operating legal expenses and/or settlements and capital markets transaction costs, divided by net sales. For a reconciliation of Adjusted EBIDTA as a percent of net sales to Net income as a percent of net sales, please see Part II, Item 7., “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Key Components of our Results of Operations—Non-GAAP Financial Measures” in our Annual Report on Form 10-K for the year ended December 31, 2023.

Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,200,095)	$ (5,719,139)	$ (4,896,573)	$ 0
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,672,927	8,503,852	1,453,376	(4,122,031)
PEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Year-End Fair Value of Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,275,740	6,662,493	3,136,301	0
PEO | Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,967,971	1,835,840	(1,682,925)	(3,991,488)
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of the Vesting Date (from the Prior Year-End) of Equity Awards Granted in Prior Years that Vested in the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	429,216	5,519	0	(130,543)
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(755,560)	(688,134)	(656,843)	(583,395)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,813,551	940,087	89,806	266,261
Non-PEO NEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,349)	0	(13,084)	(110,964)
Non-PEO NEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,401	9,453	25,003	25,910
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,008,406	785,805	420,284	539,468
Non-PEO NEO | Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	697,751	189,191	(299,192)	(235,510)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	9,616	0
Non-PEO NEO | Change in Fair Value as of the Vesting Date (from the Prior Year-End) of Equity Awards Granted in Prior Years that Vested in the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	119,996	23,709	15,317	(37,697)
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,602)	$ (58,618)	$ (56,219)	$ 0